Loans and Notes Payable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	$ 16,992,802	$ 15,307,660	$ 43,902,280
Loans and notes payable, current	8,293,922	7,443,434	38,963,796
Loans and notes payable, long term	8,698,880	7,864,226	4,938,484
Various promissory notes and convertible notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable		50,960	50,960
Various promissory notes for vehicle financing [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable		13,557	509,041
Blue Ridge Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	410,200	410,200	410,200
Small Business Administration [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	358,827	358,827	2,480,718
Al Dali International for Gen. Trading & Cont. Co. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	248,877	248,877	189,391
RSF LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	500,000	500,000	500,000
Justin Ellis [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable			350,000
Pilot OFS Holdings, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable			14,107,339
Business First Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable			10,760,805
Maxus Capital Group, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable			8,367,134
Cedarview Opportunities Master Fund LP [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	4,112,159	3,701,402	2,886,307
Curve Capital, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	838,784	549,463	1,793,500
Clear Think Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	584,779	588,015
ClearThink Capital RBW [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	1,267,632	1,619,159
Agile Capital Funding, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	1,816,972	1,713,300	1,496,885
JJ Astor [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	6,453,996	5,553,900
Various Promissory Notes And Convertible Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	13,556	64,517
William Tuorto [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	$ 387,020